Financial Instruments - Fair Value Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Carrying Value	$ 10	$ 0
Interest rate swaps | Level 1
Disclosure of fair value measurement of assets [line items]
Carrying Value	0	0
Interest rate swaps | Level 2
Disclosure of fair value measurement of assets [line items]
Carrying Value	10
Other investments
Disclosure of fair value measurement of assets [line items]
Carrying Value	36	37
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Carrying Value	9	9
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Carrying Value	2	2
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Carrying Value	$ 25	$ 26	$ 25	$ 25